Commitments and Contingencies	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
10.	COMMITMENTS AND CONTINGENCIES
Pursuant to the terms of agreements with various contract research organizations, as of March 31, 2026, the Company is committed for contract research services and materials at a cost of approximately $0.4 million, expected to occur in the twelve months following period.
Pursuant to the terms of agreements with various vendors, as of June 30, 2025, the Company is committed for contract materials and equipment at a cost of approximately $0.6 million, expected to occur in the twelve months following March 31, 2026.
Pursuant to the terms of a certain Technology Assignment Agreement, dated as of May 31, 2017 (the “Technology Agreement”), between the Company and the University of British Columbia (“UBC”), the Company is committed to pay royalties to UBC on certain licensing and royalty revenues received by the Company for biosynthesis of certain drug products that are covered by the Technology Agreement. To date, no payments have been required to be made.
Short-term investments include guaranteed investment certificates, with one year terms, of $41,625 and $43,384 as of March 31, 2026 and June 30, 2025, respectively, that are pledged as security for a corporate credit card.
In addition to the foregoing, the Company has entered into certain agreements in the ordinary course of operations that may include indemnification provisions, which are common in such agreements. In some cases, the maximum amount of potential future indemnification is unlimited; however, the Company currently holds commercial general liability insurance. This insurance may limit the Company’s overall liability and may enable the Company to recover a portion of any future amounts paid. Historically, the Company has not made any indemnification payments under such agreements, and it believes that the fair value of these indemnification obligations is minimal. Accordingly, the Company has not recognized any liabilities relating to these obligations for any period presented.
BayMedica entered into a technology license agreement (“Agreement”) with a third party (the “Licensor”) on February 15, 2021. Under the Agreement, BayMedica agreed to license a proprietary process in the United States where the Licensor has a pending U.S. patent application in exchange for certain annual royalty payments contingent on the net sales of products made using the licensed process. The royalty payments were to be made for the period beginning on the first commercial sale of the licensed product and ending on the later of the expiration of the Licensor’s patent rights or ten years after the first commercial sale of such licensed product.
On April 29, 2025, BayMedica received a letter from the Licensor of its intention to commence arbitration proceedings pursuant to the Agreement together with a Notice of Arbitration (the “Patent License Matter”). The Patent License Matter will be subject to final, binding and non-appealable
arbitration under the
Arbitration Act
, 1991 (Ontario) and determined pursuant to Ontario law.
In its Notice of Arbitration, the Licensor takes the position that the annual royalty payments are not simply required to maintain an exclusive license with respect to the proprietary process, but rather function as guaranteed annual minimum payments that BayMedica must make for the duration of the Agreement regardless of net sales. On the basis of this theory, and this theory alone, the Licensor seeks relief against BayMedica including (a) approximately US $3.4M in annual payments for 2022 through 2024 and (b) a declaration that BayMedica is liable to pay certain annual minimum payments of approximately $2.3M for the remainder of the term of the Agreement. BayMedica disputes the amount owing and to be paid over the duration of the agreement. BayMedica vehemently contests the Licensor’s interpretation of the Agreement and its position in the Patent License Matter, and intends to take all necessary steps to vigorously defend the Patent License Matter.
On January 16, 2026, the Licensor delivered an Amended Notice of Arbitration alleging that BayMedica breached several obligations under the Agreement, including, among other things, failing to ensure sublicensee compliance with reporting obligations under the Agreement, and failing to remit required royalties. On this basis, the Licensor seeks an unspecified quantum of damages for BayMedica’s alleged breach of the Agreement, seeks a declaration that BayMedica has failed to comply with its obligations under the Agreement, including its reporting requirements and requirements in respect of its alleged sublicensees, and an Order for specific performance requiring it to comply with those obligations. BayMedica disputes the amended allegations and denies breaching the Agreement as alleged.
While the Company is not able to predict the outcome of the Patent License Matter, an unfavorable outcome to BayMedica would have a material adverse impact on the Company’s business and financial condition and on BayMedica’s ability to continue operations.

12.	COMMITMENTS AND CONTINGENCIES
Pursuant to the terms of agreements with various contract research organizations, as of June 30, 2025, the Company is committed for contract research services and materials at a cost of approximately $0.2 million, expected to occur in the twelve months following period.
Pursuant to the terms of agreements with various vendors, as of June 30, 2024, the Company is committed for contract materials and equipment at a cost of approximately $0.1 million, expected to occur in the twelve months following June 30, 2025.
Pursuant to the terms of a certain Technology Assignment Agreement, dated as of May 31, 2017 (the “Technology Agreement”), between the Company and the University of British Columbia (“UBC”), the Company is committed to pay royalties to UBC on certain licensing and royalty revenues received by the Company for biosynthesis of certain drug products that are covered by the Technology Agreement. To date, no payments have been required to be made.
Pursuant to the terms of a certain Collaborative Research Agreement, dated as of December 13, 2018, between the Company and UBC, pursuant to which the Company owns all rights, title and interests in and to any intellectual property, in addition to funding research at UBC, the Company is committed to make a one-time
payment upon filing of any PCT patent application arising from the research. To date, one such payment has been made to UBC.
Pursuant to the terms of a certain Contribution Agreement, dated as of November 1, 2018, between the Company and National Research Council Canada, as represented by its Industrial Research Assistance Program
(“NRC-IRAP”),
under certain circumstances contributions received, including the disposition of the underlying intellectual property developed in part with
NRC-IRAP
contributions, may become repayable. As of June 30, 2024, there have been no triggering events to cause a repayment.
Short-term investments include guaranteed investment certificates, with one year terms, of $43,384 and $43,064 as of June 30, 2025 and 2024 respectively, that are pledged as security for a corporate credit card.

In addition to the foregoing, the Company has entered into certain agreements in the ordinary course of operations that may include indemnification provisions, which are common in such agreements. In some cases, the maximum amount of potential future indemnification is unlimited; however, the Company currently holds commercial general liability insurance. This insurance may limit the Company’s overall liability and may enable the Company to recover a portion of any future amounts paid. Historically, the Company has not made any indemnification payments under such agreements, and it believes that the fair value of these indemnification obligations is minimal. Accordingly, the Company has not recognized any liabilities relating to these obligations for any period presented.
BayMedica entered into a technology license agreement (“Agreement”) with a third party (the “Licensor”) on February 15, 2021. Under the Agreement, BayMedica agreed to license a proprietary process in the United States where it has a pending U.S. patent application in exchange for certain annual royalty payments contingent on the net sales of products made using the licensed process. The royalty payments were to be made for the period beginning on the first commercial sale of the licensed product and ending on the later of the expiration of the Licensor’s patent rights or ten years after the first commercial sale of such licensed product.
On April 29, 2025, BayMedica received a letter from the Licensor of its intention to commence arbitration proceedings pursuant to the Agreement together with a Notice of Arbitration (the “Patent License Matter”). The Patent License Matter will be subject to final, binding and non-appealable
arbitration under the Arbitration Act, 1991 (Ontario) and determined pursuant to Ontario law.
In its Notice of Arbitration, the Licensor takes the position that the annual royalty payments are not simply required to maintain an exclusive license with respect to the proprietary process, but rather function as guaranteed annual minimum payments that BayMedica must make for the duration of the Agreement regardless of net sales. On the basis of this theory, and this theory alone, the Licensor seeks relief against BayMedica including (a) approximately US $3.4M in annual payments for 2022 through 2024 and (b) a declaration that BayMedica is liable to pay certain annual minimum payments of approximately $2.3M for the remainder of the term of the Agreement. BayMedica disputes the amount owing and to be paid over the duration of the agreement. BayMedica vehemently contests the Licensor’s interpretation of the Agreement and its position in the Patent License Matter, and intends to take all necessary steps to vigorously defend the Patent License Matter.
While we are not able to predict the outcome of the Patent License Matter with any certainty, an unfavorable outcome to BayMedica would have a material adverse impact on the Company’s business and financial condition and on BayMedica’s ability to continue operations.